Premises and equipment	12 Months Ended
Dec. 31, 2012
Premises and equipment
19 Premises and equipment
end of	2012	2011

Premises and equipment (CHF million)

Buildings and improvements	2,429	4,060

Land	501	872

Leasehold improvements	2,174	2,241

Software	5,324	4,614

Equipment	3,160	3,188

Premises and equipment	13,588	14,975

Accumulated depreciation	(7,970)	(7,782)

Total premises and equipment, net	5,618	7,193

Depreciation and impairment
in	2012	2011	2010

CHF million

Depreciation	1,229	1,078	1,115

Impairment	17	87	16

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 64 million (CHF 56 million after tax).

Bank
Premises and equipment
18 Premises and equipment
end of	2012	2011

Premises and equipment (CHF million)

Buildings and improvements	2,210	3,849

Land	476	847

Leasehold improvements	2,159	2,225

Software	5,323	4,607

Equipment	3,080	3,095

Premises and equipment	13,248	14,623

Accumulated depreciation	(7,832)	(7,633)

Total premises and equipment, net	5,416	6,990

Depreciation and impairment
in	2012	2011	2010

CHF million

Depreciation	1,218	1,067	1,101

Impairment	17	84	16

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 57 million (CHF 50 million after tax).